shark13f93012						shark13f93012
13F-HR
9/30/12
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 20th Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears November 13, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    98004

                                                         FORM 13F INFORMATION TABLE
                             TITLE OF                      VALUE      SHARES/ SH/PUT/  INVSTMT  OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS             	 CUSIP    x ($1000)   PRN AMT PRN CALL DISCRETN MANAGERS SOLE   SHARED   NONE
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	       COM	        018804104   1373	27409	SH	Sole	0	27409	0	0
AMKOR TECHNOLOGY INC	       COM	        031652100    512	115970	SH	Sole	0	115970	0	0
AVON PRODS INC	               COM	        054303102   4397	275669	SH	Sole	0	275669	0	0
AVON PRODS INC	               COM	        054303102   1600	100300	PUT	Sole	0	0	0	0
BED BATH & BEYOND INC	   COM	            075896100   1752	     27804  SH	    Sole    0	    27804   0	    0
CA INC	                       COM	        12673P105    988	38338	SH	Sole	0	38338	0	0
CABOT CORP	               COM	        127055101   1208	33037	SH	Sole	0	33037	0	0
CAMPBELL SOUP CO	       COM	        134429109   2451	70382	SH	Sole	0	70382	0	0
CISCO SYS INC	               COM	        17275R102   1552	81270	SH	Sole	0	81270	0	0
CREDIT SUISSE NASSAU BRH       VIX SHT TRM FT	22542D761     40	26383	SH	Sole	0	26383	0	0
DIGITAL RLTY TR INC	       COM	        253868103   5162	73900	CALL	Sole	0	0	0	0
DIGITAL RLTY TR INC	       COM	        253868103   7229	103500	PUT	Sole	0	0	0	0
EMERSON ELEC CO	               COM	        291011104    969	20068	SH	Sole	0	20068	0	0
ENGILITY HLDGS INC	       COM	        29285W104     63	3439	SH	Sole	0	3439	0	0
FLOWSERVE CORP	               COM	        34354P105   1277	10000	SH	Sole	0	10000	0	0
FOSTER WHEELER AG 	       COM	        H27178104   1454	60672	SH	Sole	0	60672	0	0
GROUPON INC	               COM CL A	        399473107    477	100200	PUT	Sole	0	0	0	0
HASBRO INC	               COM	        418056107   1607	42095	SH	Sole	0	42095	0	0
ISHARES TR	               DJ US REAL EST	464287739   7726	120000	SH	Sole	0	120000	0	0
ISHARES TR	               RUSSELL 2000	464287655   4488	53784	SH	Sole	0	53784	0	0
JDA SOFTWARE GROUP INC	       COM	        46612K108   1412	44429	SH	Sole	0	44429	0	0
JOHNSON & JOHNSON	           COM	            478160104   3490	    50652   SH	    Sole    0	    50652   0	    0
L-3 COMMUNICATIONS HLDGS INC   COM	        502424104   1480	20639	SH	Sole	0	20639	0	0
LEXMARK INTL NEW	       CL A	        529771107   2225	100000	SH	Sole	0	100000	0	0
LEXMARK INTL NEW	       CL A	        529771107   2003	90000	PUT	Sole	0	0	0	0
LINCOLN ELEC HLDGS INC	       COM	        533900106   1057	27064	SH	Sole	0	27064	0	0
MENTOR GRAPHICS CORP	       COM	        587200106   1242	80267	SH	Sole	0	80267	0	0
MERITOR INC	               COM	        59001K100    376	88625	SH	Sole	0	88625	0	0
METLIFE INC	               COM	        59156R108   1262	36625	SH	Sole	0	36625	0	0
MOLSON COORS BREWING CO	       CL B	        60871R209   3859	85666	SH	Sole	0	85666	0	0
NASDAQ OMX GROUP INC	       COM	        631103108    812	34885	SH	Sole	0	34885	0	0
NEWPORT CORP	               COM	        651824104    626	56611	SH	Sole	0	56611	0	0
ORACLE CORP	               COM	        68389X105   1993	63345	SH	Sole	0	63345	0	0
OSHKOSH CORP	               COM	        688239201   1372	50020	SH	Sole	0	50020	0	0
PALL CORP	               COM	        696429307   1068	16818	SH	Sole	0	16818	0	0
PEPSICO INC	               COM	        713448108   4261	60203	SH	Sole	0	60203	0	0
ROCK-TENN CO	               CL A	        772739207   1191	16507	SH	Sole	0	16507	0	0
SAFEWAY INC	               COM NEW	        786514208   1078	67000	SH	Sole	0	67000	0	0
SKULLCANDY INC	               COM	        83083J104   2068	150400	CALL	Sole	0	0	0	0
SPDR GOLD TRUST	               GOLD SHS	        78463V107   1815	10557	SH	Sole	0	10557	0	0
SPDR S&P 500 ETF TR	           TR UNIT	    78462F103   2769	    19230   SH	    Sole    0	    19230   0       0
STAPLES INC	               COM	        855030102   1542	133882	SH	Sole	0	133882	0	0
SYMANTEC CORP	               COM	        871503108   2469	137341	SH	Sole	0	137341	0	0
SYMANTEC CORP	               COM	        871503108   1803	100300	CALL	Sole	0	0	0	0
TE CONNECTIVITY LTD	       REG SHS	        H84989104   1544	45389	SH	Sole	0	45389	0	0
TECH DATA CORP	               COM	        878237106   1657	36625	SH	Sole	0	36625	0	0
TELLABS INC	               COM	        879664100   1411	400345	SH	Sole	0	400345	0	0
TEVA PHARMACEUTICAL INDS LTD   ADR	        881624209    882	21296	SH	Sole	0	21296	0	0
THERMO FISHER SCIENTIFIC INC   COM	        883556102   2912	49500	SH	Sole	0	49500	0	0




S REPORT SUMMARY             49 DATA RECORDS                98004  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       9/30/12
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             49
               Total Records   			49
               Total Omitted                    0
Report Market Value x($1000)                	98004
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value